Short-term Borrowings (Details) - USD ($)		1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 05, 2019	Apr. 28, 2021	Dec. 31, 2019	Dec. 20, 2019	Aug. 31, 2019	Mar. 05, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Sep. 30, 2019
Short-term Borrowings (Details) [Line Items]
Short term borrowings					$ 20,409,250				$ 293,905	$ 20,409,250
Interest rate	15.00%	12.00%		6.00%				6.00%	6.00%
Loan receivable	$ 19,108,159
Deed of novation borrowers	$ 19,100,000						19,100,000
Original borrowing agreement			$ 1,300,000
Gain from forgiveness of debts						$ 26,000
Outstanding short-term borrowings						$ 1,284,155
Repayments of loan									$ 990,000
Interest expense							796,000		105,000
Outstanding loan amount									$ 294,000
Tonghai [Member]
Short-term Borrowings (Details) [Line Items]
Interest rate					13.00%
Xiao Bin [Member]
Short-term Borrowings (Details) [Line Items]
Original borrowing agreement							$ 19,100,000